Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2013	$ 156,261	$ 2,000	$ 72,500	$ 71,414	$ 10,347
Comprehensive income (loss):
Net income (loss)	(1,163)			(1,163)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	6,309				6,309
Total comprehensive income (loss)	5,146
Ending balance at Dec. 31, 2014	161,407	2,000	72,500	70,251	16,656
Comprehensive income (loss):
Net income (loss)	(1,263)			(1,263)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(11,656)				(11,656)
Total comprehensive income (loss)	(12,919)
Ending balance at Dec. 31, 2015	148,488	2,000	72,500	68,988	5,000
Comprehensive income (loss):
Net income (loss)	13,440			13,440
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	2,197				2,197
Total comprehensive income (loss)	15,637
Ending balance at Dec. 31, 2016	$ 164,125	$ 2,000	$ 72,500	$ 82,428	$ 7,197